Fair Value Measurements - Summary of Financial Instruments Designated At Fair Value Through Profit Or Loss (Parenthetical) (Detail) - CAD ($) $ in Millions	Jan. 31, 2024	Oct. 31, 2023	Jan. 31, 2023
Fair value of financial instruments on balance sheet [line items]
Business and government	$ 364,761	$ 366,886	$ 304,081
Securitization and structured entities' liabilities	29,663	27,094	$ 26,336
Financial liabilities at fair value through profit or loss, category [member]
Fair value of financial instruments on balance sheet [line items]
Structured note liabilities	39,637	35,300
Structured deposits	556	341
Metal deposits	242	204
Securitization and structured entities' liabilities	4,911	2,463
Financial assets at fair value through profit or loss [member]
Fair value of financial instruments on balance sheet [line items]
Residential mortgages loans	37	1,676
Business and government	10,437	5,720
Financial assets at fair value through other comprehensive income [member]
Fair value of financial instruments on balance sheet [line items]
Business and government	$ 60	$ 58